Insurance Contracts, Reinsurance Contracts Held and Investment Contracts With Discretionary Participating Features - Summary of Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information About Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively [Line Items]
Beginning balance	€ 301,581
Ending balance	327,390	€ 301,581
Investments and other assets allocated to insurance contracts [member] | Fair value through other comprehensive income [member] | Insurance contracts [member]
Disclosure of Detailed Information About Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively [Line Items]
Beginning balance	(1,147)	(2,375)
Gross revaluation	(1,125)	1,137
Net gains/losses transferred to income statement	(62)	309
Foreign currency translation differences	(115)	55
Tax effect	233	(322)
Other	86	47
Ending balance	€ (2,131)	€ (1,147)